Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding stock options were excluded (in Shares)	2,400,000
Accumulated deficit	$ (14,247,760)	$ (11,291,811)
Net loss	(2,955,949)	$ (1,840,593)
Working capital	$ 13,712,733
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	7 years